Intangible Assets - Composition and Movements in Net Intangible Assets (Details) - EUR (€) € in Millions		12 Months Ended
	Jan. 01, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	€ 18,005	€ 16,856	€ 18,005
Additions		2,727	1,978
Amortization		(3,248)	(3,298)	€ (3,443)
Disposals		(500)	(19)
Transfers and others		291	454
Translation differences and hyperinflation adjustments	483	21	(261)
Exclusion of companies		(113)	(3)
Ending balance		16,034	16,856	18,005
Service concession arrangements and licenses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	10,785	9,995	10,785
Additions		25	509
Amortization		(1,227)	(1,221)
Disposals		(495)	0
Transfers and others		333	(9)
Translation differences and hyperinflation adjustments	458	23	(69)
Exclusion of companies		(88)	0
Ending balance		8,566	9,995	10,785
Software
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	2,987	2,940	2,987
Additions		420	632
Amortization		(1,464)	(1,450)
Disposals		(4)	(19)
Transfers and others		1,113	876
Translation differences and hyperinflation adjustments	24	(6)	(86)
Exclusion of companies		(19)	0
Ending balance		2,980	2,940	2,987
Customer base
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	2,731	2,138	2,731
Additions		0	0
Amortization		(478)	(539)
Disposals		0	0
Transfers and others		9	(5)
Translation differences and hyperinflation adjustments		(3)	(49)
Exclusion of companies		0	0
Ending balance		1,666	2,138	2,731
Trademarks
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	780	690	780
Additions		0	0
Amortization		(58)	(58)
Disposals		0	0
Transfers and others		0	0
Translation differences and hyperinflation adjustments		8	(32)
Exclusion of companies		0	0
Ending balance		640	690	780
Other intangible assets
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	86	77	86
Additions		15	22
Amortization		(21)	(30)
Disposals		0	0
Transfers and others		(18)	4
Translation differences and hyperinflation adjustments		(1)	(2)
Exclusion of companies		0	(3)
Ending balance		52	77	86
Intangible assets in process
Reconciliation of changes in intangible assets other than goodwill [abstract]
Beginning balance	€ 636	1,016	636
Additions		2,267	815
Amortization		0	0
Disposals		(1)	0
Transfers and others		(1,146)	(412)
Translation differences and hyperinflation adjustments		0	(23)
Exclusion of companies		(6)	0
Ending balance		€ 2,130	€ 1,016	€ 636